Net Periodic Benefit Costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (credit) cost - total		$ 30	[1]	$ 72	[1]	$ 91
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[2]	70		184		651
Interest cost	[3]	57		630		1,638
Expected return on plan assets	[4]	(110)		(988)		(2,846)
Amortization of prior service credit	[5]	(5)		(9)		(24)
Amortization of net gain (loss)	[6]	16		128		649
Curtailment/settlement 1	[7]	9		0		(10)
Net periodic benefit (credit) cost - total		37		(55)		58
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax		99		350		1,490
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax		0		(65)		34
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax		5		3		24
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax		(16)		(7)		(649)
Other Comprehensive Income (Loss), Finalization Of Pension And Other Postretirement Benefit Plan Valuation, Curtailment Gain (Loss), Before Tax		(4)		(2)		0
Other Comprehensive Income (Loss), Finalization Of Pension And Other Postretirement Benefit Plan Valuation, Settlement Gain (Loss), Before Tax		(9)		(2)		2
Other Comprehensive Income (Loss), Pension And Other Postretirement Benefit Plans, Foreign Currency Translation, Before Tax		21		(2)		1
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax		96		275		902
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Noncontrolling Interest		2		0		0
Defined Benefit Plan, Amount Recognized in Net Periodic Benefit Cost (Credit) and Other Comprehensive (Income) Loss, before Tax		118		255		860
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	[2]	2		5		21
Interest cost	[3]	1		53		130
Expected return on plan assets	[4]	0		0		0
Amortization of prior service credit	[5]	0		0		0
Amortization of net gain (loss)	[6]	0		(6)		(24)
Curtailment/settlement 1	[7]	0		0		0
Net periodic benefit (credit) cost - total		3		52		127
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax		18		2		(185)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax		0		0		0
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax		0		0		0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax		0		0		24
Other Comprehensive Income (Loss), Finalization Of Pension And Other Postretirement Benefit Plan Valuation, Curtailment Gain (Loss), Before Tax		0		0		0
Other Comprehensive Income (Loss), Finalization Of Pension And Other Postretirement Benefit Plan Valuation, Settlement Gain (Loss), Before Tax		0		0		0
Other Comprehensive Income (Loss), Pension And Other Postretirement Benefit Plans, Foreign Currency Translation, Before Tax		0		0		0
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax		18		2		(161)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Noncontrolling Interest		0		0		0
Defined Benefit Plan, Amount Recognized in Net Periodic Benefit Cost (Credit) and Other Comprehensive (Income) Loss, before Tax		21		4		(160)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (credit) cost - total		13		(35)		100
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (credit) cost - total		0		50		126
Continuing Operations [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		54		52		49
Interest cost		53		75		73
Expected return on plan assets		(100)		(140)		(169)
Amortization of prior service credit		(4)		(3)
Amortization of net gain (loss)		12		(4)		6
Curtailment/settlement 1		9				(1)
Net periodic benefit (credit) cost - total		24		(20)		(42)
Continuing Operations [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (credit) cost - total		$ 3		$ 2		$ 1

[1]	Included in "Sundry income (expense) - net."
[2]	The service cost from continuing operations was $54 million, $52 million, and $49 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
[3]	The interest cost from continuing operations was $53 million, $75 million and $73 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
[4]	The expected return on plan assets from continuing operations was $100 million, $140 million and $169 million for the years ended December 31, 2020, 2019 and December 31, 2018, respectively, for pension plans.
[5]	The amortization of prior year service credits from continuing operations was $4 million and $3 million for the years ended December 31, 2020 and 2019, respectively, and immaterial for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
[6]	The amortization of unrecognized gain/loss from continuing operations was losses of $12 million for the year ended December 31, 2020, gains of $4 million for the year ended December 31, 2019, and losses of $6 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
[7]	The curtailment and settlement loss from continuing operations was $9 million for the year ended December 31, 2020, immaterial for the year ended December 31, 2019, and a gain $1 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.